Consolidated Statement Of Comprehensive Income Statement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net Income	$ 322,913	$ 318,161	$ 318,489
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(354,138)	88,931	93,775
Net gain (loss) on derivative financial instruments	49,314	(29,725)	(25,752)
Net unrealized holding (loss) gain on available-for-sale securities	(4,248)	(5,093)	18,338
Pension liability adjustments	(63,658)	23,266	(39,196)
Total other comprehensive (loss) income	(372,730)	77,379	47,165
Total comprehensive (loss) income	(49,817)	395,540	365,654
Less: Comprehensive (loss) income attributable to noncontrolling interests	(597)	7,210	4,671
Comprehensive (loss) income attributable to DENTSPLY International	$ (49,220)	$ 388,330	$ 360,983